American Funds Multi-Sector Income FundSM 6455 Irvine Center Drive Irvine, California, 92618

December 21, 2018

Document Control

U.S. Securities and Exchange Commission
100 F Street, NE

Washington, DC 20549

Re: American Funds Multi-Sector Income Fund

On behalf of American Funds Multi-Sector Income Fund (the “Fund”), we hereby file Form N-1A under the Investment Company Act of 1940. A form N-8A has been filed for the Fund, and the Fund’s CIK number is 0001761673. If you have any questions about the enclosed, please contact me at (213) 486-9207.

Sincerely,

/s/ Austen M. Heim
Austen M. Heim

Enclosure